UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     November 14, 2011


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     308111


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    UNASSIGNED                    HALCYON AGILIS MANAGEMENT L.P.



                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
CIT GROUP INC               OPTION              125581901      586     3037     CALL SOLE                     3037
FORTUNE BRANDS INC          OPTION              349631901     2062     2577     CALL SOLE                     2577
GOODRICH CORP               OPTION              382388906    15784     8136     CALL SOLE                     8136
SPDR GOLD TRUST             OPTION              78463V907     1314    15257     CALL SOLE                    15257
TEMPLE INLAND INC           OPTION              879868907      181      278     CALL SOLE                      278
VARIAN SEMICONDUCTOR EQUIPMNOPTION              922207905      396     1466     CALL SOLE                     1466
CEPHALON INC                COMMON              156708109    24813   307472 SH       SOLE                   307472
CHARTER COMMUNICATIONS INC  CL A                16117M305    10137   216424 SH       SOLE                   216424
CHESAPEAKE LODGING TR       SH BEN INT          165240102     6398   530079 SH       SOLE                   530079
GRIFOLS S A                 SPONSORED ADR       398438309    18270  2859132 SH       SOLE                  2859132
MOTOROLA MOBILITY HLDGS INC COMMON              620097105   102113  2702832 SH       SOLE                  2702832
SUNCOKE ENERGY INC          COMMON              86722A103     1159   105337 SH       SOLE                   105337
TEMPLE INLAND INC           COMMON              879868107    58102  1852157 SH       SOLE                  1852157
TESSERA TECHNOLOGIES INC    COMMON              88164L100     8623   722176 SH       SOLE                   722176
VARIAN SEMICONDUCTOR EQUIPMNCOMMON              922207105    42584   696383 SH       SOLE                   696383
SUNCOKE ENERGY INC          COMMON              81369Y955     1100   100000 SH       SOLE                   100000
ISHARES TR                  OPTION              464287959     1094     2918     PUT  SOLE                     2918
SPDR S&P 500 ETF TR         OPTION              78462F953     5513     1173     PUT  SOLE                     1173
SELECT SECTOR SPDR TR       OPTION              81369Y955     4250    50000     PUT  SOLE                    50000
ATLAS PIPELINE PARTNERS LP  UNIT LP INT         049392103      115     3857 SH       DEFINED 1                         3857
CHICAGO BRIDGE & IRON CO N VNY REGISTRY SH      167250109      123     4286 SH       DEFINED 1                         4286
GLOBE SPECIALTY METALS INC  COMMON              37954N206      100     6871 SH       DEFINED 1                         6871
SIX FLAGS ENTMT CORP        COMMON              83001A102      123     4429 SH       DEFINED 1                         4429
WINDSTREAM CORP             COMMON              97381W104       58     5000 SH       DEFINED 1                         5000
ATLAS PIPELINE PARTNERS LP  UNIT LP INT         049392103      691    23143 SH       DEFINED                 23143
CHICAGO BRIDGE & IRON CO N VNY REGISTRY SH      167250109      736    25714 SH       DEFINED                 25714
GLOBE SPECIALTY METALS INC  COMMON              37954N206      599    41229 SH       DEFINED                 41229
SIX FLAGS ENTMT CORP        COMMON              83001A102      737    26571 SH       DEFINED                 26571
WINDSTREAM CORP             COMMON              97381W104      350    30000 SH       DEFINED                 30000